Short-term bank borrowing	12 Months Ended
Dec. 31, 2016
Short-term bank borrowing
Short-term bank borrowing

8. Short-term bank borrowing

Short-term bank borrowing consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB
PRC domestic commercial banks	300,000	450,000

	300,000	450,000

On November 4, 2015, a PRC subsidiary of the Group entered into a short-term borrowing agreement for RMB300,000 with a commercial bank in the PRC with a fixed interest rate of 4.35% per annum. The borrowing was guaranteed by a related party and another PRC subsidiary of the Group and collateralized by certain of the Group’s assets. The Group fully repaid this borrowing in November 2016.

On January 1, 2016, the Group acquired Suzhou ZTO, which has an outstanding short-term borrowing amounting to RMB8,943 due on January 2017, with a fixed interest rate of 6.4% per annum. The Group repaid in full as of December 31, 2016.

On February 3, 2016, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB100,000 with a commercial bank in the PRC at a fixed interest rate of 4.785% per annum, then repaid in full in July 2016.

On December 29, 2016, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB300,000 with a commercial bank in the PRC at a fixed interest rate of 4.35% per annum, collateralized by the letter of guarantee issued from the Group’s designated bank accounts by RMB333,264 for this short-term borrowings.

On December 29, 2016, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB150,000 with a commercial bank in the PRC at a fixed interest rate of 3.915% per annum.